Capital Purchase Program - Fair Value of Warrant (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Contractual term	10 years
Exercise price	$ 31.53
Estimated fair value of company stock	$ 29.14
Expected life	10 years
Risk-free rate over expected life of the warrant	2.36%
Expected volatility	28.40%
Expected dividend yield	3.85%